Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Current assets:
Cash	$ 77,150	478,682	$ 45,617	283,033	75,382	219,078	$ 28,225	175,125	$ 31,435	195,038	7,301	8,869
Amounts due from subsidiaries				10,265			60,316	374,237		386,909
Total current assets	235,903	1,463,682		1,300,010			88,541	549,362		581,947
Non-current assets:
Investment in subsidiaries							355,186	2,203,785		2,063,610
Deferred cost, non current	505	3,134		740			462	2,867
Total assets	476,959	2,959,332		4,093,557			444,189	2,756,014		2,645,557
Current liabilities:
Short-term bank borrowings							49,500	307,128		390,464
Accrued expenses and other liabilities	20,983	130,193		146,489			7,401	45,920		6,421
Amounts due to subsidiaries				3,217			67,019	415,826		126,679
Total current liabilities	124,072	769,819		1,174,659			123,920	768,874		523,564
Long-term bank borrowings	54,069	335,479		324,974			30,554	189,591
Total liabilities	186,840	1,159,274		1,659,840			154,474	958,465		523,564
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2013 and 2014; outstanding shares-134,836,300 and 134,836,300 as of December 31, 2013 and 2014, respectively)	17	105		105			17	105		105
Treasury stock (7,517,232 and 7,517,232 as of December 31, 2013 and 2014, respectively)	(1)	(5)		(5)			(1)	(5)		(5)
Additional paid-in capital	334,288	2,074,125		2,520,338			334,288	2,074,125		2,520,338
Accumulated other comprehensive loss	(3,006)	(18,651)		(15,283)			(3,006)	(18,651)		(15,283)
Accumulated deficit	(41,583)	(258,025)		(383,162)			(41,583)	(258,025)		(383,162)
Total shareholders' equity	289,715	1,797,549		2,121,993			289,715	1,797,549		2,121,993
Total liabilities and shareholders' equity	$ 476,959	2,959,332		4,093,557			$ 444,189	2,756,014		2,645,557